Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended		36 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2017	Dec. 31, 2024 HKD ($)	Dec. 31, 2020	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2020
Composition of income tax benefits
Current income tax expense	¥ 15,261		¥ 15,440	¥ 3,838
Deferred tax benefits	(16,166)	$ (2,215)	(33,515)	(24,803)
Income tax benefits	¥ (905)	$ (124)	¥ (18,075)	¥ (20,965)
Preferential effective tax rates	5.00%	5.00%	5.00%	5.00%
Retained earnings of PRC subsidiaries	¥ 323,900									¥ 323,900
HONG KONG
Composition of income tax benefits
Income tax rate					16.50%
Income tax rate up to assessable profits						8.25%
Threshold assessable profits | $						$ 2,000
Income tax rate over assessable profits						16.50%
CHINA
Composition of income tax benefits
Standard enterprise income tax rate	25.00%	25.00%								25.00%
Preferential tax rate	15.00%	15.00%					0.00%	15.00%			12.50%	15.00%
Preferential tax period	3 years	3 years
CHINA | Forecast [Member]
Composition of income tax benefits
Preferential tax rate									15.00%